Loans and other financial assets at amortized cost - Changes in gross carrying amount of loans (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	₩ 456,607,279
Changes in gross carrying amount of loans [Abstract]
Ending balance	486,850,601	₩ 456,607,279
Loans and Receivables at Gross Carrying Amount | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	332,712,077	319,996,272	₩ 314,174,243
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	7,189,037	6,596,048	6,977,862
Transfer to lifetime expected credit losses	(12,640,575)	(11,761,808)	(10,462,062)
Transfer to credit-impaired financial assets	(1,263,664)	(886,332)	(432,009)
Charge off	0	0	0
Disposal	(43,302)	(18,212)	(48,472)
Net increase(decrease)	32,246,881	18,784,965	9,697,416
Changes due to business combinations		1,144	89,294
Ending balance	358,200,454	332,712,077	319,996,272
Loans and Receivables at Gross Carrying Amount | Lifetime expected credit losses | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	26,319,394	24,573,259	23,354,201
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(7,170,700)	(6,576,839)	(6,948,028)
Transfer to lifetime expected credit losses	12,677,927	11,806,797	10,499,597
Transfer to credit-impaired financial assets	(1,010,338)	(435,957)	(246,566)
Charge off	0	0	0
Disposal	(117,654)	(1,210)	(650)
Net increase(decrease)	(3,172,968)	(3,046,656)	(2,089,285)
Changes due to business combinations		0	3,990
Ending balance	27,525,661	26,319,394	24,573,259
Loans and Receivables at Gross Carrying Amount | Lifetime expected credit losses | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	1,752,281	1,369,465	1,157,776
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(18,337)	(19,209)	(29,834)
Transfer to lifetime expected credit losses	(37,352)	(44,989)	(37,535)
Transfer to credit-impaired financial assets	2,274,002	1,322,289	678,575
Charge off	(882,478)	(906,665)	(522,874)
Disposal	(1,428,227)	(696,948)	(208,866)
Net increase(decrease)	893,768	728,338	323,906
Changes due to business combinations		0	8,317
Ending balance	2,553,657	1,752,281	1,369,465
Loans and Receivables at Gross Carrying Amount | Credit impairment model
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	768,487	313,717	0
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Charge off	(622)	0	0
Disposal	(351,530)	(152,024)	0
Net increase(decrease)	730,812	606,794	313,717
Changes due to business combinations		0	0
Ending balance	1,147,147	768,487	313,717
Loans and Receivables at Gross Carrying Amount | Consumers | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	132,812,981	131,328,377	135,139,685
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	4,575,673	4,038,074	4,651,157
Transfer to lifetime expected credit losses	(6,411,510)	(6,406,254)	(6,284,951)
Transfer to credit-impaired financial assets	(301,556)	(263,965)	(157,808)
Charge off	0	0	0
Disposal	(43,168)	(63)	0
Net increase(decrease)	10,371,126	4,115,668	(2,077,449)
Changes due to business combinations		1,144	57,743
Ending balance	141,003,546	132,812,981	131,328,377
Loans and Receivables at Gross Carrying Amount | Consumers | Lifetime expected credit losses | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	14,714,396	14,020,582	13,500,783
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(4,560,653)	(4,024,039)	(4,637,460)
Transfer to lifetime expected credit losses	6,439,154	6,422,979	6,303,526
Transfer to credit-impaired financial assets	(236,753)	(173,536)	(102,097)
Charge off	0	0	0
Disposal	(45,410)	(491)	(259)
Net increase(decrease)	(1,246,832)	(1,531,099)	(1,046,885)
Changes due to business combinations		0	2,974
Ending balance	15,063,902	14,714,396	14,020,582
Loans and Receivables at Gross Carrying Amount | Consumers | Lifetime expected credit losses | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	642,086	564,057	499,969
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(15,020)	(14,035)	(13,697)
Transfer to lifetime expected credit losses	(27,644)	(16,725)	(18,575)
Transfer to credit-impaired financial assets	538,309	437,501	259,905
Charge off	(262,651)	(301,995)	(161,850)
Disposal	(329,255)	(218,965)	(57,052)
Net increase(decrease)	236,043	192,248	47,727
Changes due to business combinations		0	7,630
Ending balance	781,868	642,086	564,057
Loans and Receivables at Gross Carrying Amount | Corporates | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	188,612,028	179,552,435	170,795,255
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	2,276,379	2,214,045	1,784,684
Transfer to lifetime expected credit losses	(5,689,553)	(4,944,087)	(3,773,713)
Transfer to credit-impaired financial assets	(904,171)	(582,131)	(242,421)
Charge off	0	0	0
Disposal	(134)	(18,149)	(48,472)
Net increase(decrease)	21,730,474	12,389,915	11,005,551
Changes due to business combinations		0	31,551
Ending balance	206,025,023	188,612,028	179,552,435
Loans and Receivables at Gross Carrying Amount | Corporates | Lifetime expected credit losses | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	10,621,387	9,486,297	8,458,279
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(2,273,396)	(2,209,035)	(1,768,655)
Transfer to lifetime expected credit losses	5,698,302	4,971,596	3,792,473
Transfer to credit-impaired financial assets	(752,177)	(242,382)	(123,225)
Charge off	0	0	0
Disposal	(72,244)	(719)	(391)
Net increase(decrease)	(1,796,231)	(1,384,370)	(873,200)
Changes due to business combinations		0	1,016
Ending balance	11,425,641	10,621,387	9,486,297
Loans and Receivables at Gross Carrying Amount | Corporates | Lifetime expected credit losses | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	856,844	625,998	541,732
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(2,983)	(5,010)	(16,029)
Transfer to lifetime expected credit losses	(8,749)	(27,509)	(18,760)
Transfer to credit-impaired financial assets	1,656,348	824,513	365,646
Charge off	(329,506)	(298,665)	(140,744)
Disposal	(951,160)	(404,876)	(134,732)
Net increase(decrease)	271,022	142,393	28,198
Changes due to business combinations		0	687
Ending balance	1,491,816	856,844	625,998
Loans and Receivables at Gross Carrying Amount | Credit card accounts | Stage 1
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	11,287,068	9,115,460	8,239,303
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	336,985	343,929	542,021
Transfer to lifetime expected credit losses	(539,512)	(411,467)	(403,398)
Transfer to credit-impaired financial assets	(57,937)	(40,236)	(31,780)
Charge off	0	0	0
Disposal	0	0	0
Net increase(decrease)	145,281	2,279,382	769,314
Changes due to business combinations		0	0
Ending balance	11,171,885	11,287,068	9,115,460
Loans and Receivables at Gross Carrying Amount | Credit card accounts | Lifetime expected credit losses | Stage 2
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	983,611	1,066,380	1,395,139
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(336,651)	(343,765)	(541,913)
Transfer to lifetime expected credit losses	540,471	412,222	403,598
Transfer to credit-impaired financial assets	(21,408)	(20,039)	(21,244)
Charge off	0	0	0
Disposal	0	0	0
Net increase(decrease)	(129,905)	(131,187)	(169,200)
Changes due to business combinations		0	0
Ending balance	1,036,118	983,611	1,066,380
Loans and Receivables at Gross Carrying Amount | Credit card accounts | Lifetime expected credit losses | Stage 3
Reconciliation of changes in gross carrying amount of loans [Line Items]
Beginning balance	253,351	179,410	116,075
Changes in gross carrying amount of loans [Abstract]
Transfer to 12-month expected credit losses	(334)	(164)	(108)
Transfer to lifetime expected credit losses	(959)	(755)	(200)
Transfer to credit-impaired financial assets	79,345	60,275	53,024
Charge off	(290,321)	(306,005)	(220,280)
Disposal	(147,812)	(73,107)	(17,082)
Net increase(decrease)	386,703	393,697	247,981
Changes due to business combinations		0	0
Ending balance	₩ 279,973	₩ 253,351	₩ 179,410